Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

Note 23. Equity

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Hedge reserve	25	96
Fair value reserve	9	35
Defined benefit plans	-4	-1
Retained earnings	13,554	13,016

Total equity	17,574	17,136

The total number of shares is 3,990,000 with a quota value of Skr 1,000.

The hedge reserve comprises the cumulative effective portion of hedging derivatives in connection with cash-flow hedges and is reported in other comprehensive income. The hedge reserve is reported net after-tax.

The fair value reserve is displayed as after-tax difference between fair value and amortized cost recognized through other comprehensive income related to available-for-sale securities. In the cases in which an asset available-for-sale is included in a hedge relationship, the reserve includes the difference between the fair value and the amortized cost value revalued at fair value with regard to the risk being hedged. The difference normally consists of the cumulative change in the credit spread. Of the reserve represented interest-bearing securities with positive changes in fair value amounted to Skr 11 million (year-end 2016: Skr 4 million), Skr -17 million, (year-end 2016: Skr -37 million) represented interest-bearing securities with negative changes in fair value.

Fund for internally developed software represents expenses that are directly attributable to large investments in the development of IT systems.

The entire equity is attributable to the shareholder of the Parent Company.

According to the Swedish Annual Accounts Act for Credit Institutions and Securities Companies, the non-distributable capital and the distributable capital for the Consolidated Group at year-end are as follows:

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Restricted equity	6,122	6,218
Unrestricted equity	11,452	10,918

Total equity	17,574	17,136

The Legal reserve reported in the Parent Company represents previous demands for statutory provision to non-distributable capital. The requirement was abolished January 1, 2006, and prior provisions remain.

Proposal for the distribution of profits

The results of the Consolidated Group’s and the Parent Company’s operations during the year and its financial position at December 31, 2017, can be seen in the Statement of Comprehensive Income, Statement of Financial Position and Statement of Cash Flows for the Consolidated Group as well as the income statement, balance sheet and statement of cash flows for the Parent Company and related Notes. The Board has decided to propose to the Annual General Meeting the payment of a dividend of Skr 232 million (2016: Skr 234 million), in accordance with the company’s dividend policy. The following proposal regarding distribution of profits relates to the Parent Company.

At the disposal of the Annual General Meeting	11,477
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 58,05 per share, amounting to	232

- remaining disposable funds to be carried forward	11,245